WANGER U.S. SMALLER COMPANIES
                         WANGER INTERNATIONAL SMALL CAP
                                  WANGER SELECT
                           WANGER INTERNATIONAL SELECT

                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
      SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (THE "PROSPECTUSES")

     The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

Hypothetical Investment and Expense Information

     The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Funds' shares assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.


     WANGER U.S. SMALLER COMPANIES

                                     ANNUAL EXPENSE RATIO
                                              1.00%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR-      ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES

         1            5.00%                $10,500.00                   4.00%                    $10,400.00          $102.00
         2           10.25%                $11,025.00                   8.16%                    $10,816.00          $106.08
         3           15.76%                $11,576.25                  12.49%                    $11,248.64          $110.32
         4           21.55%                $12,155.06                  16.99%                    $11,698.59          $114.74
         5           27.63%                $12,762.82                  21.67%                    $12,166.53          $119.33
         6           34.01%                $13,400.96                  26.53%                    $12,653.19          $124.10
         7           40.71%                $14,071.00                  31.59%                    $13,159.32          $129.06
         8           47.75%                $14,774.55                  36.86%                    $13,685.69          $134.23
         9           55.13%                $15,513.28                  42.33%                    $14,233.12          $139.59
         10          62.89%                $16,288.95                  48.02%                    $14,802.44          $145.18

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,802.44
    TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,224.63


     WANGER INTERNATIONAL SMALL CAP

                                     ANNUAL EXPENSE RATIO
                                              1.36%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR-      ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES

         1            5.00%                $10,500.00                   3.64%                    $10,364.00          $138.48
         2           10.25%                $11,025.00                   7.41%                    $10,741.25          $143.52
         3           15.76%                $11,576.25                  11.32%                    $11,132.23          $148.74
         4           21.55%                $12,155.06                  15.37%                    $11,537.44          $154.15
         5           27.63%                $12,762.82                  19.57%                    $11,957.41          $159.76
         6           34.01%                $13,400.96                  23.93%                    $12,392.66          $165.58
         7           40.71%                $14,071.00                  28.44%                    $12,843.75          $171.61
         8           47.75%                $14,774.55                  33.11%                    $13,311.26          $177.85
         9           55.13%                $15,513.28                  37.96%                    $13,795.79          $184.33
         10          62.89%                $16,288.95                  42.98%                    $14,297.96          $191.04

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,297.96
    TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,635.06


    WANGER SELECT

                                     ANNUAL EXPENSE RATIO
                                              1.10%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR-      ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES

         1            5.00%                $10,500.00                   3.90%                    $10,390.00          $112.14
         2           10.25%                $11,025.00                   7.95%                    $10,795.21          $116.52
         3           15.76%                $11,576.25                  12.16%                    $11,216.22          $121.06
         4           21.55%                $12,155.06                  16.54%                    $11,653.66          $125.78
         5           27.63%                $12,762.82                  21.08%                    $12,108.15          $130.69
         6           34.01%                $13,400.96                  25.80%                    $12,580.37          $135.79
         7           40.71%                $14,071.00                  30.71%                    $13,071.00          $141.08
         8           47.75%                $14,774.55                  35.81%                    $13,580.77          $146.58
         9           55.13%                $15,513.28                  41.10%                    $14,110.42          $152.30
         10          62.89%                $16,288.95                  46.61%                    $14,660.73          $158.24

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,660.73
    TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,340.18


     WANGER INTERNATIONAL SELECT

                                     ANNUAL EXPENSE RATIO
                                              1.43%

        YEAR    CUMULATIVE RETURN    HYPOTHETICAL YEAR-END        CUMULATIVE RETURN          HYPOTHETICAL YEAR-      ANNUAL
                 BEFORE FEES AND         BALANCE BEFORE        AFTER FEES AND EXPENSES       END BALANCE AFTER       FEES AND
                    EXPENSES            FEES AND EXPENSES                                    FEES AND EXPENSES       EXPENSES

         1            5.00%                $10,500.00                   3.57%                    $10,357.00          $145.55
         2           10.25%                $11,025.00                   7.27%                    $10,726.74          $150.75
         3           15.76%                $11,576.25                  11.10%                    $11,109.69          $156.13
         4           21.55%                $12,155.06                  15.06%                    $11,506.31          $161.70
         5           27.63%                $12,762.82                  19.17%                    $11,917.08          $167.48
         6           34.01%                $13,400.96                  23.43%                    $12,342.52          $173.46
         7           40.71%                $14,071.00                  27.83%                    $12,783.15          $179.65
         8           47.75%                $14,774.55                  32.40%                    $13,239.51          $186.06
         9           55.13%                $15,513.28                  37.12%                    $13,712.16          $192.70
         10          62.89%                $16,288.95                  42.02%                    $14,201.68          $199.58

    TOTAL GAIN BEFORE FEES AND EXPENSES     $6,288.95
    TOTAL GAIN AFTER FEES AND EXPENSES                                                            $4,201.68
    TOTAL ANNUAL FEES AND EXPENSES                                                                                 $1,713.06



                                                               June 30, 2005